Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Schedule of key management compensation

Key management compensation	2020	2019	2018
Salaries, other short‑term employee benefits and post-employment benefits	1,314,723	1,156,427	522,163
Consulting fees	317,425	364,535	577,078
Share‑based compensation	975,579	1,434,190	2,019,430
	2,607,727	2,955,152	3,118,671